Property, Plant and Equipment: (Details 1) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 11,677,534	$ 12,234,092
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	11,677,534	12,234,092
Cost: Furniture and office equipment	519,832	519,832
Accumulated Depreciation: Furniture and office equipment	(500,870)	(495,325)
Net: Furniture and office equipment	18,962	24,507
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Mineral property	350,000	0
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	350,000	0
Total cost property, plant and equipment	12,588,556	12,795,114
Total accumulated depreciation property, plant and equipment	(542,060)	(536,515)
Total net property, plant and equipment	$ 12,046,496	$ 12,258,599